Income Taxes (Schedule Of Deferred Tax) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
Property, plant and equipment		$ (0.3)
Total deferred tax liabilities		(0.3)
Net operating losses	354.4	327.5
Deferred interest	263.0	236.4
Intangibles/capitalized items	6.2	8.2
Tax credits	85.3	84.8
Reserves/provisions	31.5	41.1
Property, plant and equipment	6.0	6.8
Share-based compensation expense	30.7	30.8
Other	27.9	16.4
Total deferred tax assets	805.0	752.0
Valuation allowance	(359.5)	(606.6)
Net deferred tax asset	445.5	145.1
Current deferred tax asset	380.9	26.2
Non-current deferred tax asset	64.6	118.9
Net deferred tax asset	$ 445.5	$ 145.1